UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY (Parenthetical) - Special Dividend [Member]	6 Months Ended
Jun. 30, 2026 $ / shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, dividends declared (in dollars per share)	$ 0.9
Common stock, dividend paid (in dollars per share)	$ 0.9